Volkswagen Auto Loan Enhanced Trust 2023-2							Exhibit 99.1

MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-2023							PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					1/18/2024
2	Payment Date					1/22/2024
3	Collection Period				12/1/2023	12/29/2023	29
4	Monthly Interest Period - Actual/360				12/20/2023	1/21/2024	33
5	Monthly Interest - 30/360				12/20/2023	1/21/2024	30
6	SOFR Adjustment Date					12/18/2023

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes		245,000,000.00	172,028,260.20	33,174,678.12	138,853,582.08	0.5667493
8	Class A-2-A Notes		310,000,000.00	310,000,000.00	-	310,000,000.00	1.0000000
9	Class A-2-B Notes		225,000,000.00	225,000,000.00	-	225,000,000.00	1.0000000
10	Class A-3 Notes		420,000,000.00	420,000,000.00	-	420,000,000.00	1.0000000
11	Class A-4 Notes		50,000,000.00	50,000,000.00	-	50,000,000.00	1.0000000
12	Total Securities		$1,250,000,000.00	$1,177,028,260.20	$33,174,678.12	$1,143,853,582.08

13	Overcollateralization		38,666,430.42	38,666,430.42		38,666,430.42
14	Adjusted Pool Balance		$1,288,666,430.42	$1,215,694,690.62	$33,174,678.12	$1,182,520,012.50
15	YSOC		130,170,231.38	121,994,168.45		118,002,219.95
16	Net Pool Balance		$1,418,836,661.80	$1,337,688,859.07	$33,174,678.12	$1,300,522,232.45

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	5.60100%	N/A	883,236.09	3.6050453	34,057,914.21	139.0118947
18	Class A-2-A Notes	5.72000%	N/A	1,477,666.67	4.7666667	1,477,666.67	4.7666667
19	Class A-2-B Notes	5.96774%	5.33774%	1,230,846.38	5.4704284	1,230,846.38	5.4704284
20	Class A-3 Notes	5.48000%	N/A	1,918,000.00	4.5666667	1,918,000.00	4.5666667
21	Class A-4 Notes	5.57000%	N/A	232,083.33	4.6416666	232,083.33	4.6416666
22	Total Securities			5,741,832.47		38,916,510.59

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received						22,446,221.73
24	Scheduled Interest Payments Received						6,004,453.78
25	Prepayments of Principal Received						12,672,706.47
26	Liquidation Proceeds						772,157.97
27	Recoveries Received						55,000.28
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections						41,950,540.23
30	Repurchased Receivables						-
31	Reserve Account Excess Amount (Item 94)						14,326.67
32	Total Available Funds, prior to Servicer Advances						41,964,866.90
33	Servicer Advance (Item 77)						-
34	Total Available Funds + Servicer Advance						41,964,866.90
35	Reserve Account Draw Amount (Item 80)						-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount						41,964,866.90

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 83)						-
38	Servicing Fees (Item 45)						1,114,740.72
39	Class A Noteholder Interest (Item 56)						5,741,832.47
40	Principal Distribution Amount (Item 81)						33,174,678.12
41	Amount Paid to Reserve Account to Reach Specified Balance						-
42	Other Amounts Paid to Trustees						-
43	Certificateholders Principal Distribution Amount						-
44	Remaining Funds to Seller						1,933,615.59

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	1,114,740.72	-	1,114,740.72

	Pro rata:
46	Class A-1 Interest	883,236.09	-	883,236.09
47	Class A-2-A Interest	1,477,666.67	-	1,477,666.67
48	Class A-2-B Interest	1,230,846.38		1,230,846.38
49	Class A-3 Interest	1,918,000.00	-	1,918,000.00
50	Class A-4 Interest	232,083.33	-	232,083.33
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	5,741,832.47	-	5,741,832.47

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance			1,215,694,690.62
58	Beginning Net Pool Balance		1,337,688,859.07
59	Receipts of Scheduled Principal		(22,446,221.73)
60	Receipts of Prepaid Principal		(12,672,706.47)
61	Liquidation Proceeds		(772,157.97)
62	Other Collections of Principal		-
63	Principal Amount of Repurchases		-
64	Principal Amount of Defaulted Receivables		(1,275,540.45)
65	Ending Net Pool Balance		1,300,522,232.45
66	Yield Supplement Overcollateralization Amount		118,002,219.95
67	Adjusted Pool Balance		1,182,520,012.50
68	Less: Adjusted Pool Balance - End of Collection Period			1,182,520,012.50
69	Calculated Principal Distribution Amount			33,174,678.12

	Calculation of Servicer Advance:
70	Available Funds, prior to Servicer Advances (Item 32)			41,964,866.90
71	Less: Prior Advance Reimbursement (Item 37)			-
72	Less: Servicing Fees Paid (Item 38)			1,114,740.72
73	Less: Interest Paid to Noteholders (Item 39)			5,741,832.47
74	Less: Calculated Principal Distribution (Item 69)			33,174,678.12
75	Equals: Remaining Available Funds before Servicer Advance			1,933,615.59
76	Monthly Loan Payments Due on Included Units but not received (N/A if Item 75 > 0)			N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 75 and Item 76, else 0)			-

	Calculation of Reserve Account Draw Amount:
78	Remaining Available Funds, before Reserve Account Draw (Item 75 plus Item 77)			1,933,615.59
79	Available Funds Shortfall Amount (If Item 78 < 0, Item 78, else 0)			-
80	Reserve Account Draw Amount (If Item 79 is > 0, Lesser of Reserve Acct Balance and Item 79)			-

81	Principal Distribution Amount (Item 69 - Available Funds Shortfall + Reserve Account Draw Amt)			33,174,678.12

	Reconciliation of Servicer Advance:
82	Beginning Balance of Servicer Advance			-
83	Less: Prior Advance Reimbursement			-
84	Plus: Additional Servicer Advances for Current Period			-
85	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
86	Specified Reserve Account Balance (Lesser of (a) $3,221,666.08, and (b) the aggregate note balance)			3,221,666.08
87	Initial Reserve Account Balance			3,221,666.08
88	Beginning Reserve Account Balance			3,221,666.08
89	Plus: Net Investment Income for the Collection Period			14,326.67
90	Subtotal: Reserve Fund Available for Distribution			3,235,992.75
91	Plus: Deposit of Excess Available Funds (Item 41)			-
92	Less: Reserve Account Draw Amount (Item 80)			-
93	Subtotal Reserve Account Balance			3,235,992.75
94	Less: Reserve Account Excess Amount to Available Funds (If Item 93 > Item 86)			14,326.67
95	Equals: Ending Reserve Account Balance			3,221,666.08
96	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior	Current Period
97	Net Pool Balance	1,418,836,662	1,337,688,859	1,300,522,232
98	Number of Current Contracts	45,971	44,764	44,140
99	Weighted Average Loan Rate	5.69%	5.69%	5.70%
100	Average Remaining Term	57.8	56.0	55.2
101	Average Original Term	67.4	67.5	67.5
102	Monthly Prepayment Rate			0.99%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables		48	2,047,698.42
104	Liquidation Proceeds on Related Vehicles			772,157.97
105	Recoveries Received on Receivables Previously Charged Off			55,000.28
106	Net Principal Losses for Current Collection Period		48	1,220,540.17

107	Beginning Net Principal Losses		48	674,987.91
108	Net Principal Losses for Current Collection Period		48	1,220,540.17
109	Cumulative Net Principal Losses		96	1,895,528.08
110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,418,836,661.80)			0.13%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	99.14%	43,825	1,289,308,108.33
112	31 - 60 Days Delinquent	0.69%	257	9,034,338.95
113	61 - 90 Days Delinquent	0.17%	58	2,179,785.17
114	91-120 Days Delinquent1	0.00%	-	-
115	Total	100.00%	44,140	1,300,522,232.45

H.	DELINQUENCY AND NET LOSS RATIOS
116	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.09%
118	Prior Period			0.05%
119	Two Periods Prior			N/A
120	Three Periods Prior			N/A
	Four Period Average (Current and Three Prior Collection Periods)			0.07%

121	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
122	Current Period			0.17%
123	Prior Period			0.11%
124	Two Periods Prior			N/A
125	Three Periods Prior			N/A
	Four Period Average (Current and Three Prior Collection Periods)			0.14%

126	Delinquency Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.17%
128	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer